Share-based payments - Additional Information (Details) $ / shares in Units, € in Thousands, $ in Thousands		1 Months Ended					12 Months Ended
	Apr. 05, 2023 shares	Jul. 31, 2024 shares	Oct. 31, 2023 shares tranche	Jun. 30, 2023 EUR (€) shares	Jun. 30, 2022 EUR (€) shares	Dec. 31, 2021 shares	Dec. 31, 2024 USD ($) shares tranche	Dec. 31, 2024 EUR (€) shares tranche	Dec. 31, 2023 USD ($) shares tranche	Dec. 31, 2023 EUR (€) shares tranche	Dec. 31, 2022 EUR (€) shares tranche	Dec. 31, 2021 shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)												2,520,000
Number of tranches for the right to exercise a sale option | tranche							3	3	3	3	3
Share-based compensation expense | €								€ 8,472		€ 19,780	€ 13,579
Non-executive director remuneration, percentage received in cash							50.00%	50.00%
Non-executive director remuneration, percentage received in equity							50.00%	50.00%	50.00%	50.00%
Zegna non-executive directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)							71,620,000	71,620,000	76,400	76,400
Vesting period							2 years	2 years
2022 | Share price of at least USD 11.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in USD per share) | $ / shares													$ 11.50
Number of trading days determining share price									20 days	20 days
2022 | Share price of at least USD 11.50 | Zegna directors, excluding the CEO, key executives, and other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in USD per share) | $ / shares														$ 11.50
Number of trading days determining share price						10 days
2022 | Share price of at least USD 12.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in USD per share) | $ / shares													$ 12.50
Number of trading days determining share price									20 days	20 days
2022 | Share price of at least USD 12.50 | Zegna directors, excluding the CEO, key executives, and other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in USD per share) | $ / shares														$ 12.50
Number of trading days determining share price						20 days
Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | €										€ 6,562
Other long-term employee benefits | $							$ 7,500		$ 7,500
Shares exercised (in shares)				468,450	459,086
Options exercised | €				€ 3,654	€ 3,390
Performance share units | Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)							518,350	518,350
Unrecognized compensation expense | €								€ 0		€ 1,842	€ 6,108
Performance share units | Equity settled share based payments | Zegna directors, excluding the CEO, key executives, and other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)	450,000
Performance share units | Equity settled share based payments | LTI Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)											1,417,150
Share-based compensation expense | €								1,684
Performance share units | Equity settled share based payments | Award with vesting tranches
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)												600,000
Performance share units | Equity settled share based payments | Award with vesting tranches | Zegna directors, excluding the CEO, key executives, and other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)						900,000
Performance share units | Equity settled share based payments | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)									240,000	240,000
Performance share units | Equity settled share based payments | 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)									360,000	360,000
Performance share units | Equity settled share based payments | 2023 | Zegna directors, excluding the CEO, key executives, and other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)						450,000
Restricted share units | Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)		17,000	170,000
Unrecognized compensation expense | €								395
Restricted share units | Equity settled share based payments | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)			80,000
Number of equal installments | tranche			2
Restricted share units | Equity settled share based payments | 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)			90,000
Number of equal installments | tranche			3
Retention restricted share units | Equity settled share based payments | LTI Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)											607,350
Unrecognized compensation expense | €								1,437
Other share-based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | €								€ 1,602		€ 6,562	€ 0